RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTIES

NOTE 21 - RELATED PARTIES:

Key Management Personnel Compensation and other related party transactions and balances:

The key management personnel, among others, include board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2025	December 31, 2024
Share based payments	51,293	2,675
Short-term salary and fees	629	661
Revaluation of financial liabilities at fair value	-	344
Payments for legal services	-	337
Post-employment retirement benefits	87	98
Non-monetary benefits	38	41
	52,047	4,156

2. Balance with related parties:		December 31, 2025	December 31, 2024
Key management	Salary and related	(229)	(166)
Directors	Consultant services	(94)	(83)
Joint Ventures	Investment in subsidiary	114	105
Joint Ventures	Other receivables	15	15
		(194)	(129)

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)